Details of Significant Accounts - Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	$ 12,231	$ 16,226
At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	12,231	16,226
Mainland China [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	6,336	4,433
Mainland China [Member] | Optical filter [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	6,336	4,433
Mainland China [Member] | Optical filter module [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	2,464	4,486
Mainland China [Member] | Optical filter module [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	2,464	4,486
Taiwan [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	870	241
Taiwan [Member] | Optical filter [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	870	241
Taiwan [Member] | Others- QLED [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	0	718
Taiwan [Member] | Others- QLED [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	0	718
Germany [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	2,240	5,620
Germany [Member] | Optical filter [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	2,240	5,620
Others [Member] | Optical filter [Member] | Revenue from external customer contracts [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	326	728
Others [Member] | Optical filter [Member] | At a point in time [Member]
Schedule of Derives Revenue from the Transfer of Goods and Services Over Time and at a Point in Time [Line Items]
Total revenue	$ 326	$ 728